Note 6 - Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2015
Central Mare [Member]
Note 6 - Transactions with Related Parties (Tables) [Line Items]
Schedule of Related Party Transactions [Table Text Block]
	Year Ended December 31,
	2013	2014	2015	Presented in:
Management fees	505	33	-	Management fees - related party - Statement of comprehensive income/(loss)
Executive officers and other personnel expenses	1,760	840	1,560	General and administrative expenses - Statement of comprehensive income/(loss)
Commission for sale of vessels	260	-	-	Gain on sale of vessels - Statement of comprehensive income/(loss)
Commission on charter hire agreements	150	-	-	Voyage expenses - Statement of comprehensive income/(loss)
Management agreement termination fees	846	-	-	Management fees - related party - Statement of comprehensive income/(loss)
Amortization of awarded shares*	-	-	131	Management fees - related parties - Statement of comprehensive income/(loss)
Total	3,521	873	1,691
	Year Ended December 31,
	2013	2014	2015	Presented in:
Management fees		50	140	Capitalized in Vessels, net / Advances for vessels acquisitions / under construction –Balance sheet
		166	701	Management fees - related parties -Statement of comprehensive income/(loss)
Supervision services fees	-	49	72	Capitalized in Vessels, net / Advances for vessels acquisitions / under construction –Balance sheet
Superintendent fees	-	31	66	Vessel operating expenses -Statement of comprehensive income/(loss)
	-	18	114	Capitalized in Vessels, net / Advances for vessels acquisitions / under construction –Balance sheet
Accounting and reporting cost	-	104	189	Management fees - related parties -Statement of comprehensive income/(loss)
	-	10	-	Prepayments and other – Balance sheet
Financing fees	-	40	44	Deferred charges – Balance sheet
Commission for sale and purchase of vessels	-	383	570	Capitalized in Vessels, net/ Advances for vessels acquisitions / under construction – Balance sheet
Commission on charter hire agreements	-	46	161	Voyage expenses - Statement of comprehensive income/(loss)
Performance incentive fee	-	400	600	Management fees - related parties - Statement of comprehensive income/(loss)
Total	-	1,297	2,657